SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of financial expenses, net [Abstract]
Subcontractors and consultants	$ 217	$ 21	$ 171
Payroll and related expenses	90	59
Share-based compensation expense	18	14
Patent	29	42	52
Total Research and development expenses	$ 354	$ 136	$ 223